UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07371

CREDIT SUISSE JAPAN EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2007 to July 31, 2007

Item 1:                   Schedule of Investments

Credit Suisse Japan Equity Fund

Schedule of Investments

July 31, 2007 (unaudited)

	Number of Shares	Value

COMMON STOCKS (98.0%)
Japan (98.0%)
Auto Components (2.5%)
Aisin Seiki Company, Ltd.	11,700	$457,470
NHK Spring Company, Ltd.§	60,000	537,845
		995,315
Automobiles (6.8%)
Honda Motor Company, Ltd.	23,800	859,811
Isuzu Motors, Ltd.	110,000	594,150
Toyota Motor Corp.	20,200	1,221,823
		2,675,784
Banks (8.7%)
Mitsubishi UFJ Financial Group, Inc.	82	870,683
Mizuho Financial Group, Inc.	299	2,095,276
Sumitomo Mitsui Financial Group, Inc.	51	458,577
		3,424,536
Chemicals (14.1%)
Hitachi Chemical Company, Ltd.	19,200	403,454
JSR Corp.§	21,200	529,130
Kuraray Company, Ltd.	52,500	600,586
Lintec Corp.	40,000	783,775
Nippon Shokubai Company, Ltd.§	68,000	596,195
Shin-Etsu Chemical Company, Ltd.	9,600	705,286
Toho Tenax Company, Ltd.*§	182,000	1,109,055
Toray Industries, Inc.§	106,000	840,932
		5,568,413
Commercial Services & Supplies (0.9%)
Toppan Forms Company, Ltd.	34,200	374,134
Computers & Peripherals (5.2%)
Elpida Memory, Inc.*§	15,700	689,851
Melco Holdings, Inc.§	26,700	626,583
Toshiba Corp.§	79,000	737,188
		2,053,622
Construction Materials (2.0%)
Taiheiyo Cement Corp.	182,000	770,321
Distribution & Wholesale (1.3%)
Happinet Corp.	38,500	518,008
Diversified Financials (3.2%)
Asset Managers Company, Ltd.§	347	380,028
Daiko Clearing Services Corp.§	49,100	397,047
Matsui Securities Company, Ltd.§	57,300	471,892
		1,248,967
Diversified Telecommunication Services (1.5%)
Nippon Telegraph & Telephone Corp.	134	579,850
Electrical Equipment (2.1%)
Fanuc, Ltd.	3,100	333,861
Sumitomo Electric Industries, Ltd.	31,700	514,369
		848,230
Electronic Equipment & Instruments (5.4%)
Hitachi, Ltd.	83,000	593,923
Hoya Corp.	18,900	594,658
Kyocera Corp.	5,500	531,907
TDK Corp.	5,000	424,079
		2,144,567
Food Products (1.7%)
Yakult Honsha Company, Ltd.§	28,800	675,921

	Number of Shares	Value

COMMON STOCKS
Japan
Hotels, Restaurants & Leisure (1.1%)
Round One Corp.§	199	$444,061
Household Durables (3.3%)
Matsushita Electric Industrial Company, Ltd.§	21,000	382,014
Sekisui Chemical Company, Ltd.	46,000	357,100
Sony Corp.§	10,900	579,025
		1,318,139
Internet & Catalog Retail (3.5%)
Belluna Company, Ltd.§	70,850	828,083
Rakuten, Inc.§	1,874	570,549
		1,398,632
Internet Software & Services (2.7%)
Career Design Center Company, Ltd.	73	80,277
SBI Holdings, Inc.§	1,227	374,342
SoftBank Corp.§	28,600	598,406
		1,053,025
IT Consulting & Services (1.8%)
Nihon Unisys, Ltd.§	52,100	709,010
Machinery (8.3%)
Ishikawajima-Harima Heavy Industries Company, Ltd.§	170,000	645,525
Komatsu, Ltd.	31,000	973,461
Kubota Corp.	86,000	710,507
Sodick Company, Ltd.	76,100	566,624
THK Company, Ltd.§	16,400	384,853
		3,280,970
Marine (1.2%)
Nippon Yusen Kabushiki Kaisha§	48,000	481,482
Metals & Mining (3.3%)
JFE Holdings, Inc.	12,200	832,461
Mitsui Mining & Smelting Company, Ltd.	99,000	473,156
		1,305,617
Office Electronics (1.8%)
Canon, Inc.	13,500	709,938
Oil & Gas (1.8%)
Inpex Holdings, Inc.*	72	722,817
Pharmaceuticals (3.0%)
Chugai Pharmaceutical Company, Ltd.§	23,200	398,263
Cosmos Pharmaceutical Corp.§	14,500	227,252
Takeda Pharmaceutical Company, Ltd.	8,800	570,355
		1,195,870
Real Estate (1.1%)
Nomura Real Estate Holdings, Inc.	14,700	443,397
Road & Rail (0.9%)
Keihin Electric Express Railway Company, Ltd.§	60,000	363,191
Specialty Retail (3.1%)
Fast Retailing Company, Ltd.§	8,900	502,117
Gulliver International Company, Ltd.§	4,270	244,071
Village Vanguard Company, Ltd.	96	494,762
		1,240,950
Textiles & Apparel (0.9%)
Sanei-International Company, Ltd.	14,400	356,288
Trading Companies & Distributors (4.8%)
Mitsubishi Corp.	30,700	902,030

	Number of Shares	Value

COMMON STOCKS
Japan
Trading Companies & Distributors
Mitsui & Company, Ltd.	43,000	$1,005,431
		1,907,461

TOTAL COMMON STOCKS (Cost $35,738,743)		38,808,516

SHORT-TERM INVESTMENTS (30.5%)
State Street Navigator Prime Portfolio§§	11,264,996	11,264,996

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 8/01/07	$801	801,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,065,996)		12,065,996

TOTAL INVESTMENTS AT VALUE (128.5%) (Cost $47,804,739)		50,874,512

LIABILITIES IN EXCESS OF OTHER ASSETS (-28.5%)		(11,281,179)

NET ASSETS (100.0%)		$39,593,333

*              Non-income producing security.

§              Security or portion thereof is out on loan.

§§           Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York  Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $47,804,739, $7,691,448, $(4,621,675) and $3,069,773, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE JAPAN EQUITY FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 24, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 24, 2007